License Rights (License right)	12 Months Ended
Dec. 31, 2014
License right
License Rights
License Rights

9.License Rights

License rights represents fees paid for licensed games. In 2011, the Company recorded an impairment charge of approximately RMB50.3 million in the consolidated statements of operations and comprehensive income, which representing 100% provision on the unamortized portion of one of those license rights as of December 31, 2011.

The total amortization expense for the years ended December 31, 2012, 2013 and 2014 amounted to approximately RMB49.0 million, nil and nil, respectively.

The foregoing license rights are summarized as follows (in thousands):

	December 31,	December 31,
	2013	2014
	RMB	RMB
Payment for license rights	271,582	271,582
Accumulated amortization	(221,266)	(221,266)
Impairment provision for license rights	(50,316)	(50,316)
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